Stable Coins (Details) - Schedule of Additional Information about USDC - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Additional Information about USDC [Line Items]
Opening balance	$ 254,400	$ 2,972,000
Collection of USDC from subscription fee from investors		50,000
Collection of USDC from provision of staking technology tools		3,900
Purchases of USDC	610,000
Collection of USDC from exchange of ETH	2,391,700
Investment in an equity-method investee in USDC		(300,000)
Exchange of USDC into ETH and USDT	(1,740,400)	(2,001,900)
Exchange of USDC into cash	(1,500,000)
Payment of service fees and other expenses	(15,700)	(525,800)
Ending balance		$ 198,200